STOCKHOLDERS' DEFICIT (Schedule of Assumptions on Date of Valuation Utilizing for Fair Value of Warrants) (Details) - $ / shares		12 Months Ended
	Feb. 10, 2015	Dec. 31, 2016	Dec. 31, 2015
Warrants price (on dollars per shares)	$ 1.29
Stock price (in dollars per share)	1.59
Exercise price (in dollars per share)	$ 3.00
Risk free interest rate (as a percent)	1.05%
Expected term (years)	2 years 7 months 6 days
Expected volatility (as a percent)	183.00%
Expected dividends (as a percent)	0.00%
Warrant [Member]
Warrants price (on dollars per shares)			$ 0.70
Stock price (in dollars per share)			1.03
Exercise price (in dollars per share)		$ 0.18	3.00
Expected dividends (as a percent)		0.00%
Warrant [Member] | Minimum [Member]
Stock price (in dollars per share)		$ 0.16
Risk free interest rate (as a percent)		1.01%
Expected term (years)		5 years
Expected volatility (as a percent)		322.00%
Warrant [Member] | Maximum [Member]
Stock price (in dollars per share)		$ 2.18
Risk free interest rate (as a percent)		1.37%
Expected volatility (as a percent)		504.00%
Stock Options [Member]
Warrants price (on dollars per shares)			0.70
Stock price (in dollars per share)			0.70
Exercise price (in dollars per share)			$ 0.70